Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Financial Instruments
Schedule of derivative liability
	At Extinguishment	December 31, 2020
Conversion feature:
Risk-free interest rate	0.08%	0.09%
Expected volatility	424%	495%-691%
Expected life (in years)	0.41 year	0.25 to 0.57 year
Expected dividend yield	-	-

Fair Value:
Conversion feature	$382,000	$163,000

	December 31, 2020	January 2020 to December 2020 (dates of inception)	December 31, 2019
Conversion feature:
Risk-free interest rate	0.09%	0.11%-0.65%	1.59%
Expected volatility	495%-691%	152%-277%	145%-155%
Expected life (in years)	0.25 to 0.57 year	1 year	0.25 to 1 year
Expected dividend yield	-	-	-

Fair Value:
Conversion feature	$163,000	$917,000	$1,516,000

Summary of changes in derivative liabilities
	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Fair value at beginning of period	$163,000	$1,516,000
Recognition of derivative liabilities upon initial valuation	-	776,000
Fair value of derivative liabilities at extinguishment	(382,000)	(1,337,000)
Net change in the fair value of derivative liabilities	219,000	(165,000)
Fair value at end of period	$-	$790,000

	Year ended December 31, 2020	Year ended December 31, 2019
Fair value at beginning of period	$1,516,000	$1,314,000
Recognition of derivative liabilities upon initial valuation	917,000	1,727,000
Extinguishment of derivative liabilities	(3,460,000)	(1,214,000)
Net change in the fair value of derivative liabilities	1,190,000	(311,000)
Fair value at end of period	$163,000	$1,516,000